OTHER ASSETS (Details 2) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Net Investment Income [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	$ 1,316,020	$ 1,819,150	$ 1,815,961
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	6,837	9,946	5,161
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(215)	(170)	(606)
Debt Securities, Available-for-sale	1,322,642	1,828,926	1,820,516
Money Market Funds [Member]
Net Investment Income [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	1,044,775	1,044,748	1,044,446
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	5,378	5,378	5,161
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax
Debt Securities, Available-for-sale	1,050,153	1,050,126	1,049,607
Other Short Term Investments [Member]
Net Investment Income [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	269,824	772,981	770,094
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	1,459	4,568
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax
Debt Securities, Available-for-sale	271,283	777,549	770,094
Other Equities [Member]
Net Investment Income [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	1,421	1,421	1,421
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(215)	(170)	(606)
Debt Securities, Available-for-sale	$ 1,206	$ 1,251	$ 815